Taxes (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Allowance for doubtful account	$ 789,151	$ 379,566
Net operating loss carryforward	3,098,352	2,258,401
Long-lived assets impairment	696,256	560,604
Deferred tax assets	4,583,759	3,198,571
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	(17,444)	(22,917)
Capitalized development costs	(544,982)	(724,353)
Change in valuation allowance	(4,021,333)	(2,533,293)
Deferred tax assets (liabilities), net		(81,992)
Noncurrent deferred tax assets
Noncurrent deferred tax liabilities		(81,992)
Deferred tax (liabilities) assets, net		$ (81,992)